American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
November 30, 2023

Avantis U.S. Small Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.8%
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	62,614	996,189
Hub Group, Inc., Class A(1)	21,145	1,597,505
Radiant Logistics, Inc.(1)	12,633	75,924
		2,669,618
Automobile Components — 2.2%
American Axle & Manufacturing Holdings, Inc.(1)	95,275	663,114
Dana, Inc.	108,268	1,430,220
Goodyear Tire & Rubber Co.(1)	259,564	3,605,344
LCI Industries	14,113	1,531,401
Modine Manufacturing Co.(1)	2,915	143,418
Motorcar Parts of America, Inc.(1)	2,351	22,664
Patrick Industries, Inc.	14,436	1,184,329
Phinia, Inc.	39,528	1,007,964
Standard Motor Products, Inc.	11,279	405,706
Strattec Security Corp.(1)	45	960
		9,995,120
Automobiles — 1.3%
Harley-Davidson, Inc.	39,948	1,198,040
Thor Industries, Inc.	34,957	3,463,190
Winnebago Industries, Inc.	21,557	1,393,229
		6,054,459
Banks — 16.1%
1st Source Corp.	3,078	148,760
ACNB Corp.	923	36,071
Amalgamated Financial Corp.	10,082	211,722
Amerant Bancorp, Inc.	13,742	284,597
American National Bankshares, Inc.	1,409	57,276
Ameris Bancorp	29,505	1,256,323
Ames National Corp.	1,518	28,053
Arrow Financial Corp.	3,568	87,951
Associated Banc-Corp.	78,381	1,390,479
Axos Financial, Inc.(1)	26,807	1,025,904
Banc of California, Inc.(2)	25,830	298,595
BancFirst Corp.	4,390	380,306
Bancorp, Inc.(1)	30,054	1,172,407
Bank First Corp.(2)	309	24,955
Bank of Hawaii Corp.(2)	20,279	1,177,602
Bank of Marin Bancorp	1,622	31,191
Bank of NT Butterfield & Son Ltd.	19,402	538,017
Bank OZK	59,240	2,479,786
BankFinancial Corp.	377	3,367
BankUnited, Inc.	42,443	1,171,002
Banner Corp.	17,031	768,779
Bar Harbor Bankshares	2,956	76,767
Baycom Corp.	1,850	38,665
BCB Bancorp, Inc.	3,352	38,816
Berkshire Hills Bancorp, Inc.	19,778	413,954
Bridgewater Bancshares, Inc.(1)	5,299	54,951
Brookline Bancorp, Inc.	37,017	352,772

Business First Bancshares, Inc.	10,267	207,701
Byline Bancorp, Inc.	13,371	267,286
C&F Financial Corp.	431	25,145
Cadence Bank	102,543	2,568,702
Cambridge Bancorp	2,130	124,456
Camden National Corp.	3,837	129,499
Capital Bancorp, Inc.	2,756	58,344
Capital City Bank Group, Inc.	2,809	75,113
Capstar Financial Holdings, Inc.	3,560	58,491
Carter Bankshares, Inc.(1)	7,658	95,955
Cathay General Bancorp	36,972	1,356,133
CB Financial Services, Inc.	235	5,165
Central Pacific Financial Corp.	12,145	213,388
Central Valley Community Bancorp	2,641	45,452
Chemung Financial Corp.	842	38,900
City Holding Co.	6,514	627,103
Civista Bancshares, Inc.	2,482	38,843
CNB Financial Corp.	6,430	130,786
Coastal Financial Corp.(1)	1,455	56,847
Colony Bankcorp, Inc.	416	4,464
Columbia Banking System, Inc.	1,043	23,394
Community Trust Bancorp, Inc.	6,391	254,298
ConnectOne Bancorp, Inc.	15,019	295,274
CrossFirst Bankshares, Inc.(1)	15,758	176,805
Customers Bancorp, Inc.(1)	18,897	851,688
Dime Community Bancshares, Inc.	18,184	365,498
Eagle Bancorp Montana, Inc.	1,752	21,725
Eagle Bancorp, Inc.	14,417	342,260
Enterprise Bancorp, Inc.	1,329	35,923
Enterprise Financial Services Corp.	15,755	617,754
Equity Bancshares, Inc., Class A	4,589	115,780
Esquire Financial Holdings, Inc.	2,107	98,123
Evans Bancorp, Inc.	1,322	36,196
Farmers National Banc Corp.	6,519	80,249
FB Financial Corp.	12,245	410,942
Financial Institutions, Inc.	3,877	67,305
First BanCorp	105,188	1,577,820
First Bancorp, Inc.	227	5,673
First Bancorp/Southern Pines NC	6,690	209,665
First Bancshares, Inc.	4,395	112,732
First Bank	4,600	56,074
First Busey Corp.	22,561	489,574
First Business Financial Services, Inc.	977	34,175
First Commonwealth Financial Corp.	40,712	544,319
First Community Bankshares, Inc.	1,549	50,590
First Community Corp.	85	1,499
First Financial Corp.	4,114	157,360
First Foundation, Inc.	4,487	26,384
First Guaranty Bancshares, Inc.	266	2,530
First Internet Bancorp	3,003	65,886
First Merchants Corp.	10,527	322,863
First Mid Bancshares, Inc.	7,868	243,829
First of Long Island Corp.	5,675	64,581
First Savings Financial Group, Inc.	1,383	20,496
First United Corp.	279	5,161

First Western Financial, Inc.(1)	900	14,940
Flushing Financial Corp.	12,918	182,531
FNB Corp.	101,074	1,211,877
FNCB Bancorp, Inc.	206	1,232
Franklin Financial Services Corp.	146	4,871
FS Bancorp, Inc.	2,126	64,524
Fulton Financial Corp.	76,555	1,089,378
FVCBankcorp, Inc.(1)(2)	747	8,337
Great Southern Bancorp, Inc.	4,818	244,803
Greene County Bancorp, Inc.	268	6,727
Hancock Whitney Corp.	47,719	1,968,409
Hanmi Financial Corp.	18,029	300,003
HarborOne Bancorp, Inc.	11,000	121,330
Hawthorn Bancshares, Inc.	823	17,481
HBT Financial, Inc.	2,201	41,269
Heartland Financial USA, Inc.	19,086	590,330
Heritage Commerce Corp.	24,290	206,222
Heritage Financial Corp.	4,039	71,975
Hilltop Holdings, Inc.	23,313	686,568
Hingham Institution For Savings	254	41,402
Home Bancorp, Inc.	1,338	48,770
HomeStreet, Inc.	8,098	54,661
HomeTrust Bancshares, Inc.	2,923	67,463
Hope Bancorp, Inc.	51,020	499,996
Horizon Bancorp, Inc.	15,780	171,844
Independent Bank Corp. (Michigan)	8,013	173,241
International Bancshares Corp.	28,829	1,293,557
Investar Holding Corp.	2,251	24,783
Kearny Financial Corp.	17,555	138,684
Lakeland Bancorp, Inc.	22,619	280,249
Lakeland Financial Corp.	3,035	168,594
Landmark Bancorp, Inc.	214	4,153
LCNB Corp.	1,807	26,310
Live Oak Bancshares, Inc.	15,190	510,384
Luther Burbank Corp.(1)	2,236	19,163
Macatawa Bank Corp.	7,793	75,670
Mercantile Bank Corp.	5,581	191,931
Meridian Corp.	3,066	40,195
Metrocity Bankshares, Inc.	3,750	74,925
Metropolitan Bank Holding Corp.(1)(2)	4,468	174,118
Mid Penn Bancorp, Inc.	2,254	45,350
Midland States Bancorp, Inc.	8,701	196,469
MidWestOne Financial Group, Inc.	3,723	78,406
MVB Financial Corp.	2,840	56,772
National Bank Holdings Corp., Class A	6,132	202,417
National Bankshares, Inc.	300	8,112
NBT Bancorp, Inc.	20,635	733,162
New York Community Bancorp, Inc.	221,419	2,083,553
Northeast Bank	1,928	98,849
Northfield Bancorp, Inc.	13,146	125,413
Northrim BanCorp, Inc.	1,797	88,718
Oak Valley Bancorp	1,226	32,011
OceanFirst Financial Corp.	27,090	375,467
OFG Bancorp	29,609	993,678
Old National Bancorp	141,182	2,102,200

Old Second Bancorp, Inc.	19,363	272,825
OP Bancorp	1,343	12,396
Orange County Bancorp, Inc.	106	5,068
Origin Bancorp, Inc.	11,938	379,270
Orrstown Financial Services, Inc.	2,704	64,707
Pacific Premier Bancorp, Inc.	40,773	918,208
PacWest Bancorp	30,832	232,473
Park National Corp.	4,634	514,374
Parke Bancorp, Inc.	2,104	37,998
Pathward Financial, Inc.	13,214	655,282
PCB Bancorp	1,436	22,258
Peapack-Gladstone Financial Corp.	6,114	151,872
Peoples Bancorp of North Carolina, Inc.	588	15,935
Peoples Bancorp, Inc.	10,179	299,568
Pinnacle Financial Partners, Inc.	2,867	208,058
Plumas Bancorp	642	21,565
Popular, Inc.	35,223	2,599,105
Preferred Bank	8,006	493,410
Premier Financial Corp.	18,007	359,600
Primis Financial Corp.	5,304	53,093
Provident Financial Services, Inc.	33,500	509,870
QCR Holdings, Inc.	9,206	457,354
RBB Bancorp	3,757	57,407
Red River Bancshares, Inc.	185	9,394
Republic Bancorp, Inc., Class A	3,166	148,644
Riverview Bancorp, Inc.	2,994	17,904
S&T Bancorp, Inc.	6,245	174,798
Sandy Spring Bancorp, Inc.	19,669	433,111
SB Financial Group, Inc.	134	1,822
ServisFirst Bancshares, Inc.	10,756	550,277
Shore Bancshares, Inc.	4,222	50,411
Sierra Bancorp	3,475	65,121
Simmons First National Corp., Class A	24,690	394,793
SmartFinancial, Inc.	2,267	48,446
South Plains Financial, Inc.	4,272	111,072
Southern First Bancshares, Inc.(1)	1,448	42,542
Southern Missouri Bancorp, Inc.	2,022	87,128
Southside Bancshares, Inc.	8,927	244,868
SouthState Corp.	709	52,501
Stock Yards Bancorp, Inc.	18	794
Summit Financial Group, Inc.	2,389	55,831
Synovus Financial Corp.	84,679	2,607,266
Territorial Bancorp, Inc.	886	7,079
Texas Capital Bancshares, Inc.(1)	17,174	942,509
Timberland Bancorp, Inc.	1,932	56,298
Tompkins Financial Corp.	3,663	194,029
Towne Bank	31,440	825,614
TriCo Bancshares	13,380	460,540
Triumph Financial, Inc.	5,663	384,348
TrustCo Bank Corp. NY	7,964	213,754
Trustmark Corp.	28,098	643,725
UMB Financial Corp.	20,203	1,447,747
Union Bankshares, Inc.	156	4,479
United Community Banks, Inc.	276	6,803
United Security Bancshares	700	5,579

Unity Bancorp, Inc.	1,160	31,819
Univest Financial Corp.	10,161	191,941
Valley National Bancorp	221,439	2,015,095
Veritex Holdings, Inc.	24,716	473,064
WaFd, Inc.	34,876	932,235
Washington Trust Bancorp, Inc.	6,452	172,526
West BanCorp, Inc.	3,824	67,723
Westamerica BanCorp	13,664	692,901
Western Alliance Bancorp	15,121	774,498
Wintrust Financial Corp.	23,680	2,028,666
WSFS Financial Corp.	14,113	544,338
Zions Bancorp NA	28,824	1,026,999
		73,177,471
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	2,476	1,818,671
Biotechnology — 0.4%
Catalyst Pharmaceuticals, Inc.(1)	71,471	1,031,326
Entrada Therapeutics, Inc.(1)(2)	700	9,079
Ironwood Pharmaceuticals, Inc.(1)	31,773	314,553
Organogenesis Holdings, Inc.(1)	4,707	12,003
Ovid therapeutics, Inc.(1)(2)	4	12
Point Biopharma Global, Inc.(1)	40,282	547,835
Voyager Therapeutics, Inc.(1)	16,807	122,019
		2,036,827
Broadline Retail — 1.3%
Dillard's, Inc., Class A(2)	2,962	1,028,080
Kohl's Corp.	89,847	2,106,912
Macy's, Inc.	190,267	3,017,635
		6,152,627
Building Products — 1.3%
Apogee Enterprises, Inc.	16,323	736,167
Insteel Industries, Inc.	13,238	450,357
JELD-WEN Holding, Inc.(1)	58,200	930,036
Masonite International Corp.(1)	18,003	1,599,567
Quanex Building Products Corp.	26,984	830,837
UFP Industries, Inc.	10,675	1,170,300
		5,717,264
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A	4,744	178,612
Diamond Hill Investment Group, Inc.	855	137,304
Evercore, Inc., Class A	15,209	2,244,088
GAMCO Investors, Inc., Class A	544	10,325
Hennessy Advisors, Inc.	490	3,249
Janus Henderson Group PLC	29,012	759,824
Open Lending Corp., Class A(1)	4,015	25,656
Oppenheimer Holdings, Inc., Class A	2,286	91,006
Patria Investments Ltd., Class A	10,026	141,968
Piper Sandler Cos.	7,194	1,113,128
Stifel Financial Corp.	16,908	1,031,726
StoneX Group, Inc.(1)	14,435	882,381
Virtus Investment Partners, Inc.	3,391	663,347
		7,282,614
Chemicals — 2.2%
AdvanSix, Inc.	20,486	535,299
Cabot Corp.	35,373	2,684,811

Chemours Co.	77,791	2,133,807
Core Molding Technologies, Inc.(1)	4,380	78,796
Hawkins, Inc.	5,652	347,259
Intrepid Potash, Inc.(1)	6,770	139,056
Kronos Worldwide, Inc.	6,587	57,504
Livent Corp.(1)(2)	113,491	1,561,636
LSB Industries, Inc.(1)	46,501	398,514
Orion SA	40,382	962,303
Rayonier Advanced Materials, Inc.(1)	27,861	91,941
Tronox Holdings PLC, Class A	82,045	1,046,074
Valhi, Inc.	1,270	17,247
		10,054,247
Commercial Services and Supplies — 0.3%
Civeo Corp.	5,607	122,120
Ennis, Inc.	4,672	99,187
Interface, Inc.	35,205	355,923
Quad/Graphics, Inc.(1)	8,561	39,466
Steelcase, Inc., Class A	74,971	922,893
		1,539,589
Construction and Engineering — 0.9%
Argan, Inc.	7,043	328,486
Eneti, Inc.	3,755	40,742
Great Lakes Dredge & Dock Corp.(1)	2	13
Limbach Holdings, Inc.(1)	5,701	217,322
MDU Resources Group, Inc.	110,522	2,115,391
MYR Group, Inc.(1)	11,400	1,418,388
Northwest Pipe Co.(1)	1,947	52,803
Tutor Perini Corp.(1)	18,365	153,715
		4,326,860
Construction Materials — 0.1%
Eagle Materials, Inc.	1,329	240,615
US Lime & Minerals, Inc.	69	14,629
		255,244
Consumer Finance — 1.7%
Atlanticus Holdings Corp.(1)	2,510	77,484
Bread Financial Holdings, Inc.	33,368	937,641
Consumer Portfolio Services, Inc.(1)	6,386	60,539
LendingClub Corp.(1)	39,691	250,053
Navient Corp.	64,213	1,099,969
Nelnet, Inc., Class A	4,308	361,441
OneMain Holdings, Inc.	53,143	2,247,949
Oportun Financial Corp.(1)	5,021	13,055
PROG Holdings, Inc.(1)	23,977	653,613
Regional Management Corp.	2,426	53,663
SLM Corp.	126,000	1,893,780
World Acceptance Corp.(1)(2)	770	85,816
		7,735,003
Consumer Staples Distribution & Retail — 1.7%
Andersons, Inc.	30,827	1,537,034
HF Foods Group, Inc.(1)	1,687	7,996
Ingles Markets, Inc., Class A	12,928	1,055,183
Natural Grocers by Vitamin Cottage, Inc.	4,681	73,445
PriceSmart, Inc.	16,401	1,105,264
SpartanNash Co.	23,153	513,302
Sprouts Farmers Market, Inc.(1)	53,383	2,299,740

United Natural Foods, Inc.(1)	33,454	486,756
Village Super Market, Inc., Class A	2,044	51,427
Weis Markets, Inc.	13,414	809,535
		7,939,682
Containers and Packaging†
Myers Industries, Inc.	5,534	97,509
Diversified Consumer Services — 0.6%
Grand Canyon Education, Inc.(1)	9,379	1,282,297
Laureate Education, Inc., Class A	132	1,733
Perdoceo Education Corp.	61,424	1,070,006
Universal Technical Institute, Inc.(1)	25,324	295,531
		2,649,567
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	7,362	224,100
EchoStar Corp., Class A(1)	23,130	242,171
Frontier Communications Parent, Inc.(1)	78,993	1,729,157
Iridium Communications, Inc.	7,722	294,208
Shenandoah Telecommunications Co.	16,612	369,949
		2,859,585
Electrical Equipment — 1.6%
Atkore, Inc.(1)	27,592	3,584,201
Encore Wire Corp.	15,242	2,809,101
LSI Industries, Inc.	6,379	83,629
Powell Industries, Inc.	7,356	611,725
Preformed Line Products Co.	32	3,987
		7,092,643
Electronic Equipment, Instruments and Components — 1.7%
Bel Fuse, Inc., Class B	6,490	351,109
Daktronics, Inc.(1)	26,948	281,068
Insight Enterprises, Inc.(1)	7,464	1,130,199
Kimball Electronics, Inc.(1)	2,543	62,659
PC Connection, Inc.	8,576	511,387
Sanmina Corp.(1)	47,827	2,396,611
TTM Technologies, Inc.(1)	41,511	623,080
Vishay Intertechnology, Inc.	109,624	2,436,941
Vishay Precision Group, Inc.(1)	1,544	47,077
		7,840,131
Energy Equipment and Services — 3.9%
Archrock, Inc.	92,136	1,335,051
Bristow Group, Inc.(1)	12,875	331,531
Helix Energy Solutions Group, Inc.(1)	62,332	580,934
Helmerich & Payne, Inc.	22,385	811,009
Liberty Energy, Inc., Class A	73,440	1,457,784
Nabors Industries Ltd.(1)	5,067	439,917
Natural Gas Services Group, Inc.(1)	3,161	48,363
Newpark Resources, Inc.(1)	53,294	370,393
Oceaneering International, Inc.(1)	65,643	1,356,185
Oil States International, Inc.(1)	6,690	46,094
Patterson-UTI Energy, Inc.	129,512	1,516,586
ProPetro Holding Corp.(1)	58,748	535,194
RPC, Inc.	46,656	338,256
Select Water Solutions, Inc., Class A	2,624	19,575
TechnipFMC PLC	141,486	2,931,590
TETRA Technologies, Inc.(1)	16,961	80,056
Transocean Ltd.(1)	355,414	2,260,433

US Silica Holdings, Inc.(1)	51,337	579,081
Weatherford International PLC(1)	28,070	2,545,668
		17,583,700
Entertainment — 0.1%
Marcus Corp.(2)	10,749	149,518
Sphere Entertainment Co.(1)	9,626	329,402
		478,920
Financial Services — 3.3%
Alerus Financial Corp.	2,974	54,335
Cass Information Systems, Inc.	2,275	94,071
Enact Holdings, Inc.	9,161	253,851
Essent Group Ltd.	51,548	2,491,830
Federal Agricultural Mortgage Corp., Class C	4,325	717,258
Jackson Financial, Inc., Class A	58,161	2,776,025
Merchants Bancorp	8,404	282,795
MGIC Investment Corp.	164,333	2,890,617
Mr. Cooper Group, Inc.(1)	11,954	723,456
NewtekOne, Inc.(2)	13,154	177,974
NMI Holdings, Inc., Class A(1)	46,085	1,267,337
PennyMac Financial Services, Inc.	13,369	1,039,975
Radian Group, Inc.	90,189	2,318,759
Waterstone Financial, Inc.	5,837	71,270
		15,159,553
Food Products — 0.7%
B&G Foods, Inc.	30,048	277,643
Cal-Maine Foods, Inc.	35,127	1,683,286
Fresh Del Monte Produce, Inc.	16,780	382,584
John B Sanfilippo & Son, Inc.	3,956	364,110
Pilgrim's Pride Corp.(1)	5	128
Seaboard Corp.	136	478,039
		3,185,790
Ground Transportation — 2.9%
ArcBest Corp.	15,963	1,902,630
Covenant Logistics Group, Inc.	3,941	167,768
Heartland Express, Inc.	33,067	443,759
Hertz Global Holdings, Inc.(1)	59,157	493,370
Marten Transport Ltd.	42,552	802,105
PAM Transportation Services, Inc.(1)	3,478	65,595
Ryder System, Inc.	43,092	4,616,877
Saia, Inc.(1)	5,869	2,291,199
Schneider National, Inc., Class B	30,754	708,265
Universal Logistics Holdings, Inc.	1,657	40,994
Werner Enterprises, Inc.	39,504	1,580,555
		13,113,117
Health Care Equipment and Supplies — 0.3%
FONAR Corp.(1)	475	9,039
OraSure Technologies, Inc.(1)	30,103	220,354
QuidelOrtho Corp.(1)	18,726	1,287,038
Utah Medical Products, Inc.	197	16,607
Zimvie, Inc.(1)	2,056	19,429
		1,552,467
Health Care Providers and Services — 0.2%
Brookdale Senior Living, Inc.(1)	63,334	335,670
Cross Country Healthcare, Inc.(1)	23,285	471,987
		807,657

Hotels, Restaurants and Leisure — 1.1%
BJ's Restaurants, Inc.(1)	13,129	392,951
Bluegreen Vacations Holding Corp.	1,141	85,027
Carrols Restaurant Group, Inc.	7,828	59,101
Cheesecake Factory, Inc.	31,204	978,246
Chuy's Holdings, Inc.(1)	11,263	396,458
Cracker Barrel Old Country Store, Inc.(2)	11,748	788,643
Full House Resorts, Inc.(1)	1,518	7,620
Golden Entertainment, Inc.	11,189	398,776
Monarch Casino & Resort, Inc.	8,431	530,141
ONE Group Hospitality, Inc.(1)	10,666	50,984
Playa Hotels & Resorts NV(1)	107,310	810,191
RCI Hospitality Holdings, Inc.	4,212	246,865
Red Robin Gourmet Burgers, Inc.(1)	1,202	10,650
Target Hospitality Corp.(1)	25,664	279,994
		5,035,647
Household Durables — 6.2%
Bassett Furniture Industries, Inc.	2,036	33,635
Beazer Homes USA, Inc.(1)	30,182	794,088
Cavco Industries, Inc.(1)	5,917	1,673,209
Century Communities, Inc.	21,689	1,564,644
Cricut, Inc., Class A	2,813	19,410
Dream Finders Homes, Inc., Class A(1)(2)	4,101	99,818
Ethan Allen Interiors, Inc.	17,413	467,365
Green Brick Partners, Inc.(1)	19,732	936,283
Hooker Furnishings Corp.	4,876	87,183
Hovnanian Enterprises, Inc., Class A(1)	4,506	407,342
KB Home	67,897	3,537,434
Landsea Homes Corp.(1)	5,484	56,540
La-Z-Boy, Inc.	30,361	1,068,404
Legacy Housing Corp.(1)	241	5,398
Lifetime Brands, Inc.	267	1,714
M/I Homes, Inc.(1)	25,644	2,705,698
MDC Holdings, Inc.	54,860	2,428,104
Meritage Homes Corp.	25,015	3,534,620
Skyline Champion Corp.(1)	32,841	1,976,700
Taylor Morrison Home Corp.(1)	89,062	4,016,696
Tri Pointe Homes, Inc.(1)	90,232	2,632,970
Universal Electronics, Inc.(1)	3,515	27,382
		28,074,637
Household Products†
Oil-Dri Corp. of America	2,054	116,585
Insurance — 4.1%
Ambac Financial Group, Inc.(1)	22,191	327,317
American Equity Investment Life Holding Co.(1)	57,847	3,190,841
Assured Guaranty Ltd.	24,042	1,632,692
Axis Capital Holdings Ltd.	39,300	2,214,162
Brighthouse Financial, Inc.(1)	47,200	2,455,816
CNO Financial Group, Inc.	62,514	1,656,621
Donegal Group, Inc., Class A	2,402	34,181
Employers Holdings, Inc.	10,283	393,942
Enstar Group Ltd.(1)	5,066	1,391,326
Genworth Financial, Inc., Class A(1)	225,216	1,326,522
HCI Group, Inc.	2,581	218,791
Investors Title Co.	100	15,121

National Western Life Group, Inc., Class A	238	114,152
NI Holdings, Inc.(1)	1,243	16,557
Oscar Health, Inc., Class A(1)	51,445	437,283
Palomar Holdings, Inc.(1)	1,764	103,212
Primerica, Inc.	3,477	728,466
ProAssurance Corp.	11,387	140,857
Safety Insurance Group, Inc.	4,951	380,880
Selective Insurance Group, Inc.	13,385	1,361,121
SiriusPoint Ltd.(1)	63,200	674,976
Skyward Specialty Insurance Group, Inc.(1)	1,362	44,537
Universal Insurance Holdings, Inc.	3,825	64,872
		18,924,245
Interactive Media and Services — 0.4%
Cargurus, Inc.(1)	42,333	915,240
Cars.com, Inc.(1)	40,989	763,215
		1,678,455
IT Services — 0.9%
Computer Task Group, Inc.(1)	1,148	12,031
DXC Technology Co.(1)	113,031	2,614,407
Kyndryl Holdings, Inc.(1)	76,571	1,380,575
		4,007,013
Leisure Products — 0.7%
Acushnet Holdings Corp.	8	452
JAKKS Pacific, Inc.(1)	701	20,637
Johnson Outdoors, Inc., Class A	889	46,708
Malibu Boats, Inc., Class A(1)	13,657	604,186
MasterCraft Boat Holdings, Inc.(1)	9,489	189,780
Smith & Wesson Brands, Inc.	33,445	459,869
Sturm Ruger & Co., Inc.	10,421	458,107
Vista Outdoor, Inc.(1)	50,712	1,430,586
		3,210,325
Life Sciences Tools and Services†
OmniAb, Inc.(1)	2,677	6,291
OmniAb, Inc.(1)	2,677	5,916
		12,207
Machinery — 2.0%
Albany International Corp., Class A	5,694	488,659
Commercial Vehicle Group, Inc.(1)	23,028	150,143
Greenbrier Cos., Inc.	26,908	1,014,701
Kennametal, Inc.	52,388	1,221,164
L.B. Foster Co., Class A(1)	1,099	21,936
Mueller Industries, Inc.	84,646	3,515,348
Park-Ohio Holdings Corp.	2,106	47,954
Terex Corp.	23,575	1,166,962
Titan International, Inc.(1)	45,689	597,155
Wabash National Corp.	32,941	722,067
		8,946,089
Marine Transportation — 1.0%
Costamare, Inc.	25,462	257,421
Eagle Bulk Shipping, Inc.(2)	8,195	372,463
Genco Shipping & Trading Ltd.	31,978	496,298
Matson, Inc.	32,594	3,121,527
Pangaea Logistics Solutions Ltd.	20,109	140,763
Safe Bulkers, Inc.(2)	44,161	171,345
		4,559,817

Media — 0.4%
AMC Networks, Inc., Class A(1)	23,299	355,077
Cumulus Media, Inc., Class A(1)	11,998	58,430
DISH Network Corp., Class A(1)	64,166	234,848
Entravision Communications Corp., Class A	26,315	104,470
PubMatic, Inc., Class A(1)	8,442	141,066
Scholastic Corp.	24,323	924,031
WideOpenWest, Inc.(1)	12,356	49,424
		1,867,346
Metals and Mining — 3.5%
Alpha Metallurgical Resources, Inc.	14,113	3,959,543
Arch Resources, Inc.	12,570	2,086,117
Ascent Industries Co.(1)	314	2,572
Commercial Metals Co.	80,029	3,627,715
Olympic Steel, Inc.	7,699	435,224
Ramaco Resources, Inc., Class A	19,071	318,486
Ramaco Resources, Inc., Class B	3,411	51,028
Ryerson Holding Corp.	19,485	603,450
Schnitzer Steel Industries, Inc., Class A	17,163	439,888
SunCoke Energy, Inc.	69,425	646,347
TimkenSteel Corp.(1)	35,428	719,897
Warrior Met Coal, Inc.	51,037	2,856,541
		15,746,808
Oil, Gas and Consumable Fuels — 12.4%
Antero Midstream Corp.	138,405	1,843,555
Ardmore Shipping Corp.	25,465	346,324
Baytex Energy Corp.	81,940	315,469
Berry Corp.	38,660	277,579
California Resources Corp.	34,954	1,789,994
Callon Petroleum Co.(1)	36,516	1,141,855
Chord Energy Corp.	12,266	1,988,809
Civitas Resources, Inc.	23,874	1,639,905
CNX Resources Corp.(1)	89,246	1,861,672
Comstock Resources, Inc.(2)	56,462	557,280
CONSOL Energy, Inc.	20,813	2,220,123
Crescent Energy Co., Class A	13,473	153,592
CVR Energy, Inc.	20,034	636,480
DHT Holdings, Inc.	74,073	737,767
Dorian LPG Ltd.	21,635	916,459
DT Midstream, Inc.	8,174	468,288
EnLink Midstream LLC(1)	120,991	1,653,947
Epsilon Energy Ltd.	4,859	25,898
Equitrans Midstream Corp.	208,994	1,960,364
Evolution Petroleum Corp.	16,025	95,028
Granite Ridge Resources, Inc.	13,320	78,721
Gulfport Energy Corp.(1)	8,073	1,106,324
Hallador Energy Co.(1)	16,621	209,923
International Seaways, Inc.	26,163	1,194,079
Kimbell Royalty Partners LP	37,600	578,288
Kosmos Energy Ltd.(1)	291,453	1,978,966
Magnolia Oil & Gas Corp., Class A	76,325	1,640,988
Matador Resources Co.	47,256	2,735,177
Murphy Oil Corp.	67,305	2,878,635
NACCO Industries, Inc., Class A	2,354	81,496
Nordic American Tankers Ltd.	20,238	78,523

Northern Oil & Gas, Inc.	31,931	1,194,858
Overseas Shipholding Group, Inc., Class A(1)	24,038	116,584
Par Pacific Holdings, Inc.(1)	32,787	1,123,611
PBF Energy, Inc., Class A	66,346	2,945,762
Peabody Energy Corp.	65,044	1,550,649
Permian Resources Corp.	181,688	2,387,380
Plains GP Holdings LP, Class A(1)	98,281	1,588,221
Range Resources Corp.	66,188	2,151,110
REX American Resources Corp.(1)	8,244	404,121
Riley Exploration Permian, Inc.	1,613	39,841
Ring Energy, Inc.(1)(2)	66,787	110,199
SandRidge Energy, Inc.	25,724	355,248
Scorpio Tankers, Inc.	26,492	1,454,146
SFL Corp. Ltd.	84,617	961,249
SilverBow Resources, Inc.(1)	13,428	427,145
Sitio Royalties Corp., Class A	3,037	66,905
SM Energy Co.	71,541	2,679,210
Talos Energy, Inc.(1)	77,649	1,080,874
Teekay Corp.(1)	40,921	282,355
Teekay Tankers Ltd., Class A	13,840	687,710
VAALCO Energy, Inc.	39,518	183,759
Vital Energy, Inc.(1)	17,034	763,805
World Kinect Corp.	27,566	579,989
		56,326,239
Paper and Forest Products — 0.9%
Clearwater Paper Corp.(1)	12,171	426,837
Louisiana-Pacific Corp.	36,874	2,248,945
Mercer International, Inc.	32,272	309,166
Sylvamo Corp.	23,573	1,185,250
		4,170,198
Passenger Airlines — 1.2%
Alaska Air Group, Inc.(1)	41,827	1,581,479
Allegiant Travel Co.	12,800	876,672
JetBlue Airways Corp.(1)	247,114	1,092,244
SkyWest, Inc.(1)	38,952	1,841,651
Spirit Airlines, Inc.(2)	14,592	216,253
		5,608,299
Personal Care Products — 0.2%
Medifast, Inc.	6,055	401,931
Nature's Sunshine Products, Inc.(1)	4,126	70,678
USANA Health Sciences, Inc.(1)	5,730	270,800
		743,409
Pharmaceuticals — 0.1%
Assertio Holdings, Inc.(1)(2)	22,315	22,761
Harmony Biosciences Holdings, Inc.(1)	9,635	279,993
SIGA Technologies, Inc.	6,724	36,512
		339,266
Professional Services — 0.8%
Barrett Business Services, Inc.	3,450	379,328
CBIZ, Inc.(1)	20,473	1,185,182
CRA International, Inc.	429	40,656
Kelly Services, Inc., Class A	8,199	170,457
Korn Ferry	32,576	1,685,482
TrueBlue, Inc.(1)	19,874	277,044
		3,738,149

Real Estate Management and Development — 0.8%
Five Point Holdings LLC, Class A(1)	14,023	35,759
Forestar Group, Inc.(1)	10,190	311,101
Howard Hughes Holdings, Inc.(1)	16,266	1,195,714
Kennedy-Wilson Holdings, Inc.	15,676	177,922
Marcus & Millichap, Inc.	4,164	143,283
Opendoor Technologies, Inc.(1)	487,079	1,466,108
RE/MAX Holdings, Inc., Class A	12,693	116,775
		3,446,662
Semiconductors and Semiconductor Equipment — 2.0%
Alpha & Omega Semiconductor Ltd.(1)	7,892	168,810
Amkor Technology, Inc.	65,326	1,840,233
Axcelis Technologies, Inc.(1)	15,239	1,893,903
Diodes, Inc.(1)	31,952	2,122,252
Kulicke & Soffa Industries, Inc.	31,203	1,607,578
Photronics, Inc.(1)	52,798	1,115,622
Ultra Clean Holdings, Inc.(1)	15,955	433,019
		9,181,417
Software — 0.4%
InterDigital, Inc.	17,025	1,701,138
Specialty Retail — 6.1%
Aaron's Co., Inc.	23,207	204,454
Abercrombie & Fitch Co., Class A(1)	46,215	3,507,256
Academy Sports & Outdoors, Inc.	43,180	2,196,567
American Eagle Outfitters, Inc.	154,344	2,937,166
Arhaus, Inc.(1)	21,302	198,535
AutoNation, Inc.(1)	4,547	615,073
Big 5 Sporting Goods Corp.	10,404	61,696
Buckle, Inc.	22,266	858,577
Build-A-Bear Workshop, Inc.	9,659	235,969
Caleres, Inc.	32,157	976,286
CarParts.com, Inc.(1)	12,097	37,017
Cato Corp., Class A	10,167	70,356
Chico's FAS, Inc.(1)	92,914	700,571
Citi Trends, Inc.(1)	4,400	105,072
Container Store Group, Inc.(1)	13,676	25,711
Designer Brands, Inc., Class A	41,874	487,413
Destination XL Group, Inc.(1)	23,632	89,329
Duluth Holdings, Inc., Class B(1)	5,416	27,134
Gap, Inc.	146,287	2,935,980
Genesco, Inc.(1)	4,655	173,957
Group 1 Automotive, Inc.	3,193	900,745
Guess?, Inc.	23,094	508,530
Haverty Furniture Cos., Inc.	11,215	351,478
Hibbett, Inc.	9,966	623,373
Murphy USA, Inc.	5,749	2,124,543
ODP Corp.(1)	25,302	1,152,506
Shoe Carnival, Inc.	11,530	280,064
Signet Jewelers Ltd.	29,383	2,414,695
Sonic Automotive, Inc., Class A	1,619	83,006
Sportsman's Warehouse Holdings, Inc.(1)(2)	8,155	39,389
Upbound Group, Inc.	37,918	1,103,414
Urban Outfitters, Inc.(1)	56,018	1,999,843
Zumiez, Inc.(1)	602	11,366
		28,037,071

Technology Hardware, Storage and Peripherals†
Immersion Corp.	6,453	41,815
Textiles, Apparel and Luxury Goods — 0.9%
Carter's, Inc.	9,669	659,329
G-III Apparel Group Ltd.(1)	41,478	1,193,322
Lakeland Industries, Inc.	1,868	27,292
Movado Group, Inc.	9,896	258,780
Oxford Industries, Inc.	10,815	978,001
Steven Madden Ltd.	20,721	785,740
Unifi, Inc.(1)	4,426	28,769
Vera Bradley, Inc.(1)	5,863	44,031
		3,975,264
Trading Companies and Distributors — 4.3%
Air Lease Corp.	86,932	3,372,092
BlueLinx Holdings, Inc.(1)	8,216	721,776
Boise Cascade Co.	36,839	4,026,503
GATX Corp.	26,110	2,845,990
Global Industrial Co.	2,241	79,802
H&E Equipment Services, Inc.	29,132	1,290,839
Herc Holdings, Inc.	18,875	2,334,082
Hudson Technologies, Inc.(1)	37,618	464,582
McGrath RentCorp	16,229	1,650,327
NOW, Inc.(1)	23,823	237,515
Rush Enterprises, Inc., Class A	14,713	583,665
Rush Enterprises, Inc., Class B	4,734	206,450
Textainer Group Holdings Ltd.	33,124	1,630,695
		19,444,318
Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	74,189	1,461,523
US Cellular Corp.(1)	10,515	477,697
		1,939,220
TOTAL COMMON STOCKS (Cost $369,356,986)		450,047,574
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,572,598	4,572,598
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,789,726	4,789,726
TOTAL SHORT-TERM INVESTMENTS (Cost $9,362,324)		9,362,324
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $378,719,310)		459,409,898
OTHER ASSETS AND LIABILITIES — (0.8)%		(3,820,649)
TOTAL NET ASSETS — 100.0%		$455,589,249

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	15	December 2023	$1,359,150	$2,977
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,170,269. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,352,347, which includes securities collateral of $1,562,621.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.